Note 4 - Goodwill - Changes in Carrying Amount of Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Balance	$ 0
Acquisitions	19,167
Effect of foreign currency translation	(263)
Balance	$ 18,904